UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/09

Item 1.  Reports to Stockholders.

Adaptive Allocation

Portfolio

Annual Report

December 31, 2009

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION PORTFOLIO

December 31, 2009

The stock market experienced a high level of volatility during 2009. After falling sharply in the first Quarter, the market bounced back significantly in the second. This recovery was confirmed in the second half of the year as markets broke out to the upside, although there were several periods of short-term volatility. We adapted to the market as it recovered, being invested more aggressively in the past 6 months.

The 6-month return of the Adaptive Allocation Portfolio during this period was +24.4%, compared to the S&P 500 at +22.6%.  For the past 12 months, the Portfolio was +20.7%, whereas the S&P 500 was +26.5% and, since inception (May 22, 2007), the Portfolio’s annualized return was -1.6%, while the S&P 500 was -9.2%.

Throughout 2009, and especially in the last quarter, our individual stock selection models made relatively few selections, signaling that companies’ fundamentals were not favorable from our models’ perspectives.  Our fundamental financial statement analysis resulted in a cautious stance. On the other hand, our technical systems were more aggressively invested, contributing much of the total return we experienced for the year.

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Adaptive Allocation Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2009 is 2.60%. The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses. For performance information current to the most recent month-end, please visit www.unusualfund.com or call toll-free 866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  Investments in derivative securities may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.  An investor should also consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1-866-263-9260. Please read the prospectus carefully before investing. The Adaptive Allocation Portfolio is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org

0142-NLD-1/29/2010

Adaptive Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2009

The Fund's performance figures* for the period ending December 31, 2009, compared to its benchmarks:

Annualized Average Returns:	One Year	Inception**- December 31, 2009
Adaptive Allocation Portfolio	20.73%	(1.57%)
S&P 500 Total Return Index	26.46%	(9.23%)

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is May 22, 2007

Top Industries	% of Net Assets
Mutual Funds	54.2%
Exchange Traded Funds	27.1%
Other, Cash & Cash Equivalents	18.7%
	100.0%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Portfolio's holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2009
Shares		Value
	MUTUAL FUNDS - 54.2%
	DEBT FUND - 27.6%
71,781	Nuveen High Yield Municipal Bond Fund	$ 1,078,867
56,645	Vanguard Inflation-Protected Securities Fund	1,396,311
200,334	Western Asset High Yield Portfolio	1,656,761
		4,131,939
	EQUITY FUND - 26.6%
37,556	ProFunds UltraBull ProFund	1,220,562
58,259	ProFunds UltraSmall-Cap ProFund	760,858
6,751	Rydex Russell 2000 2x Strategy Fund	766,749
56,174	Rydex S&P 500 2x Strategy Fund	1,237,507
		3,985,676

	TOTAL MUTUAL FUNDS (Cost - $6,134,090)	8,117,615

	EXCHANGE TRADED FUNDS - 27.1%
	EQUITY FUND - 27.1%
87,830	ProShares Ultra Russell 2000	2,482,954
41,512	ProShares Ultra S&P 500	1,586,174
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,572,596)	4,069,128

	SHORT-TERM INVESTMENTS - 18.6%
	MONEY MARKET FUND - 18.6%
1,139,259	Fidelity Institutional Money Market Funds - Treasury Only Portfolio, 0.01% *	1,139,259
1,647,740	Goldman Sachs Financial Square Funds - Government Fund, 0.01% *	1,647,740
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,786,999)	2,786,999

	TOTAL INVESTMENTS - 99.9% (Cost - $11,493,685)(a)	$ 14,973,742
	OTHER ASSETS LESS LIABILITIES - 0.1%	13,543
	NET ASSETS - 100.0%	$ 14,987,285

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,493,685 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,480,057
	Unrealized depreciation	-
	Net unrealized appreciation	$ 3,480,057

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2009.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009

ASSETS
Investment securities:
At cost	$ 11,493,685
At value	$ 14,973,742
Cash	62,985
Dividends and interest receivable	23
Prepaid expenses and other assets	325
TOTAL ASSETS	15,037,075

LIABILITIES
Payable for fund shares redeemed	542
Investment advisory fees payable	12,564
Fees payable to other affiliates	8,815
Distribution (12b-1) fees payable	3,221
Shareholder servicing fee	3,221
Accrued expenses and other liabilities	21,427
TOTAL LIABILITIES	49,790
NET ASSETS	$ 14,987,285

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 15,778,614
Accumulated net investment loss	(4,139)
Accumulated net realized loss from security transactions	(4,267,247)
Net unrealized appreciation of investments	3,480,057
NET ASSETS	$ 14,987,285

Shares of beneficial interest outstanding	1,569,515

Net asset value, offering and redemption price per share	$ 9.55

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2009

INVESTMENT INCOME
Dividends (net of $1,179 of foreign tax withheld)	$ 284,325
Interest	9,560
TOTAL INVESTMENT INCOME	293,885

EXPENSES
Investment advisory fees	132,138
Distribution (12b-1) fees	33,035
Shareholder servicing fees	33,035
Administrative services fees	28,577
Professional fees	23,476
Accounting services fees	22,889
Transfer agent fees	17,356
Compliance officer fees	9,188
Trustees' fees and expenses	9,152
Custodian fees	4,324
Printing and postage expenses	2,596
Insurance expense	829
TOTAL EXPENSES	316,595
Waiver of Distribution (12b-1) fees	(1,209)
NET EXPENSES	315,386
NET INVESTMENT LOSS	(21,501)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from security transactions	(760,178)
Net change in unrealized appreciation from security transactions	3,373,434

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,613,256

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 2,591,755

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2009	2008
FROM OPERATIONS
Net investment loss	$ (21,501)	$ (112,355)
Net realized loss from security transactions	(760,178)	(3,115,050)
Net change in unrealized appreciation on investments	3,373,434	278,551
Net increase (decrease) in net assets resulting from operations	2,591,755	(2,948,854)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(61,715)
Net decrease in net assets resulting from distributions to shareholders	-	(61,715)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	708,994	1,625,738
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	61,715
Payments for shares redeemed	(1,838,307)	(1,560,595)
Net increase (decrease) in net assets from shares of beneficial interest	(1,129,313)	126,858

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,462,442	(2,883,711)

NET ASSETS
Beginning of Year	13,524,843	16,408,554
End of Year*	$ 14,987,285	$ 13,524,843
* Includes accumulated net investment loss of:	$ (4,139)	$ (4,472)

SHARE ACTIVITY
Shares Sold	94,267	180,546
Shares Reinvested	-	7,852
Shares Redeemed	(235,081)	(171,685)
Net increase (decrease) in shares of beneficial interest outstanding	(140,814)	16,713

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2009	2008	2007(1)

Net asset value, beginning of period	$ 7.91	$ 9.69	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)	(0.07)	0.04
Net realized and unrealized gain (loss) on investments	1.65	(1.67)	(0.35)
Total from investment operations	1.64	(1.74)	(0.31)

Less distributions from:
Net investment income	-	(0.04)	-

Net asset value, end of period	$ 9.55	$ 7.91	$ 9.69

Total return	20.73%	(17.99%)	(3.10%)	(3)

Net assets, end of period (000s)	$ 14,987	$ 13,525	$ 16,409

Ratio of gross expenses to average net assets (4)	2.40%	2.41%	2.42%	(5)

Ratio of net expenses to average net assets (4)	2.39%	2.38%	2.40%	(5)

Ratio of net investment income (loss) to average net assets (4)	(0.16%)	(0.77%)	0.59%	(5)

Portfolio Turnover Rate	203%	700%	342%	(3)

(1) Adaptive Allocation Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(5) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

1.

ORGANIZATION

The Adaptive Allocation Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, organized on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and unit investment trusts and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the securities’ relevant exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 8,117,615	$ -	$ -	$ 8,117,615
Exchange Traded Funds	4,069,128	-	-	4,069,128
Money Market Funds	-	2,786,999	-	2,786,999
Total	$ 12,186,743	$ 2,786,999	$ -	$ 14,973,742

                            The Portfolio did not hold any Level 3 securities during the year.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2007 and 2008 and during the year ended December 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Portfolio did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Options Transactions – The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Portfolio may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Portfolio writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Portfolio has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

The Portfolio may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Portfolio’s portfolio.  If such a decline occurs, the put options will permit the Portfolio to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Portfolio.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Portfolio since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  For the year ended December 31, 2009, the Portfolio had a loss of $122,328 on options and this loss is included in the line item marked “net realized loss from security transactions” on the Statement of Operations in this shareholder report.  As of December 31, 2009, the Portfolio had no open options.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and options, amounted to $24,230,125 and $17,036,672, respectively.  The cost of option contracts purchased, and the proceeds from option contracts sold during the year ended December 31, 2009 were $122,328 and $0 respectively.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.

Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing.  The advisor waived service fees in the amount of $1,209 for the year ended December 31, 2009.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolio as follows:

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $27,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $24,000* plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000* and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

* Prior to May 2009, the base annual fee for Fund Accounting and Transfer Agency was $21,600 and $13,500 respectively.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended December 31, 2009 was $982.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended December 31, 2009, the Portfolio incurred expenses of $9,188 for compliance services pursuant to the Trust’s Agreement with NLCS.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended December 31, 2009, the Portfolio paid GemCom $3,590 for EDGAR and printing services performed.  Such fees are included in the line item “Printing & Postage Expenses” on the Statement of Operations in this shareholder report.  A portion of the amount paid by the Portfolio during the year ended December 31, 2009, was accrued for in a prior year.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of December 31, 2009, Midland Life Insurance Company held 100% of the voting securities of the Adaptive Allocation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland Life Insurance Company are also owned beneficially.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2009	December 31, 2008
Ordinary Income	$ -	$ 61,715

As of December 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other	Accumulated	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Capital Loss	Appreciation/	Accumulated
Income	Gains	Differences	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (15,734)	$ (4,255,652)	$ 3,480,057	$ (791,329)

The difference between book basis and tax basis undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $4,139.

Capital losses incurred after October 31 within the Portfolio’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer $11,595 of such capital losses.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2009

At December 31, 2009, the Portfolio had the following capital loss carry forwards for federal income tax purposes available to offset future capital gains, if any:

Expiring December 31,			Total Capital Loss
2015	2016	2017	Carry Forwards
$ 392,019	$ 2,690,164	$ 1,173,469	$ 4,255,652

Permanent book and tax differences due to net operating losses resulted in reclassification for the period ended December 31, 2009 as follows: a decrease in paid-in capital of $21,834 and a decrease in accumulated net investment losses of $21,834.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

8.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Portfolio is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on February 17, 2010, and has noted no such events.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Adaptive Allocation Portfolio and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Adaptive Allocation Portfolio, a series of shares of beneficial interest of Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2009, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period May 22, 2007 (commencement of operations) through December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adaptive Allocation Portfolio as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the two-year period then ended and for the period May 22, 2007 through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                                BBD, LLP

Philadelphia, Pennsylvania

February 17, 2010

 Adaptive Allocation Portfolio

EXPENSE EXAMPLES

December 31, 2009 (Unaudited)

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 through December 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period 7/1/09 – 12/31/09*
Actual	$1,000.00	$1,243.50	$13.18
Hypothetical (5% return before expenses)	$1,000.00	$1013.46	$11.85

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Adaptive Allocation Portfolio

TRUSTEES AND OFFICERS (Unaudited)

December 31, 2009

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan** (65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Anthony J. Hertl (59) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust	48
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Mark H. Taylor (45) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Professor, John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	48
Interested Trustees and Officers
Michael Miola*** (57) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (10 portfolios); Constellation Trust Co.	48

Adaptive Allocation Portfolio

TRUSTEES AND OFFICERS (Unaudited) (Continued)

December 31, 2009

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001-2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006-2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Other Directorships: N/A

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999-2003).

Other Directorships: N/A

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004).

Other Directorships: N/A

N/A

Lynn Bowley (51)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** From December 2006 through April 2007, L. Merill Bryan, an Independent Trustee of the Trust, invested $143,080 in a limited liability company (the "LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

Renewal of Advisory Agreement – Adaptive Allocation Portfolio

In connection with a regular Board meeting held on September 24, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Critical Math Advisors, LLC (“CMA” or the “Adviser”) and the Trust, on behalf of the Adaptive Allocation Portfolio (the “Portfolio”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Portfolio’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Portfolio, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CMA’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed CMA’s financial statements and concluded that CMA is sufficiently well capitalized to meet its obligations to the Portfolio. The Trustees concluded that CMA had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance as investment adviser to the Portfolio, as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of CMA since inception as compared to its benchmark.  The Board concluded that CMA’s performance was acceptable.

 Fees and Expenses.  The Board noted that CMA charges a 1.00% annual advisory fee based on the average net assets of the Portfolio.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Portfolio’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Portfolio and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Portfolio, and expense ratios of a peer group of funds. The Trustees concluded that the Portfolio’s advisory fee and expense ratio were acceptable in light of the quality of the services the Portfolio received from CMA, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolio and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Portfolio, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by CMA in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. It also considered the profits realized by the Adviser from other activities related to the Portfolio. The Trustees concluded that CMA’s level of profitability from its relationship to the Portfolio is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Portfolio’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolio is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolio believes that you should be aware of policies to protect the confidentiality of that information.

The Portfolio collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolio does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolio is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Portfolio restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolio maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $13,500

2008 - $13,500

2007 - $13,000

(b)

Audit-Related Fees

2009 - N/A

2008 - N/A

2007 - N/A

(c)

Tax Fees

2009 - $2,000

2008 - $2,000

2007 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - N/A

2008 - N/A

2007 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

2008

2009

Audit-Related Fees:

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

2008 - $2,000

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/11/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/11/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/11/10